CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Common Stock Class A Ordinary Shares	Common Stock Class B Ordinary Shares	Preferred shares	Additional paid-in capital	Subscription receivable	Statutory reserve	Accumulated deficit	Accumulated Other Comprehensive (loss) income	Total shareholders' equity	Non-controlling interest	Class A Ordinary Shares	Total
Balance at beginning at Dec. 31, 2022	$ 11		$ 3	$ 312,831		$ 8	$ (283,008)	$ 1,470	$ 31,315	$ 4,188		$ 35,503
Balance at beginning (in shares) at Dec. 31, 2022	8,453		56,000
STATEMENTS OF CHANGES IN EQUITY
Net loss							(53,563)		(53,563)	9		(53,554)
Vesting of restricted shares award	$ 2			11,966					11,968			11,968
Vesting of restricted shares award (in shares)	1,543
Issuance of ordinary shares and warrant for private placement	$ 8			18,892	$ (17,900)				1,000			1,000
Issuance of ordinary shares and warrant for private placement (in shares)	5,833
Issuance of ordinary shares for conversion of Series F convertible preferred shares	$ 5		$ (1)	310					314			314
Issuance of ordinary shares for conversion of Series F convertible preferred shares (shares)	3,889		(7,000)
Issuance of ordinary shares for conversion of convertible preferred shares	$ 5			60					65			65
Issuance of ordinary shares for conversion of convertible preferred shares (in shares)	3,631
Issuance of ordinary shares for payments of dividends (shares)	4
Foreign currency translation adjustment								(580)	(580)	(763)		(1,343)
Share based consideration on acquisition of a subsidiary	$ 5			49,095					49,100			49,100
Share based consideration on acquisition of a subsidiary (shares)	3,704
Issuance of shares to settle payables for sales incentive				3,914					3,914			3,914
Issuance of shares to settle payables for sales incentive (shares)	368
Issuance of ordinary shares for conversion of convertible notes	$ 1			2,049					2,050			2,050
Issuance of ordinary shares for conversion of convertible notes (shares)	245										245
Balance at ending at Dec. 31, 2023	$ 37		$ 2	399,117	(17,900)	8	(336,571)	890	45,583	3,434		49,017
Balance at ending (in shares) at Dec. 31, 2023	27,670		49,000
STATEMENTS OF CHANGES IN EQUITY
Net loss							(40,972)		(40,972)	(8)		(40,980)
Vesting of restricted shares award	$ 106	$ 50		10,700					10,856			10,856
Vesting of restricted shares award (in shares)	78,502	36,667
Issuance of ordinary shares and warrant for private placement	$ 56			3,669					3,725			3,725
Issuance of ordinary shares and warrant for private placement (in shares)	41,365
Issuance of ordinary shares for conversion of convertible preferred shares	$ 23								23			23
Issuance of ordinary shares for conversion of convertible preferred shares (in shares)	16,667		(500)
Issuance of Series G convertible preferred shares to settle payables due to purchaser of KAG			$ 1	1,995					1,996			1,996
Issuance of Series G convertible preferred shares to settle payables due to purchaser of KAG (Shares)			12,800
Issuance of Series H convertible preferred shares to settle payables for sales incentive			$ 1	987					988			988
Issuance of Series H convertible preferred shares to settle payables for sales incentive (Shares)	55		7,366
Issuance of ordinary shares for payments of dividends (shares)	56
Disposal of subsidiaries				(12,187)					(12,187)	(3,324)		(15,511)
Foreign currency translation adjustment								1,073	1,073	(101)		972
Issuance of ordinary shares for conversion of convertible notes	$ 25			2,063					2,088			2,088
Issuance of ordinary shares for conversion of convertible notes (shares)	18,657										18,657
Balance at ending at Dec. 31, 2024	$ 247	$ 50	$ 4	406,344	(17,900)	8	(377,543)	1,963	13,173	1		13,174
Balance at ending (in shares) at Dec. 31, 2024	182,972	36,667	68,666
STATEMENTS OF CHANGES IN EQUITY
Net loss							(53,907)		(53,907)	(1)		(53,908)
Vesting of restricted shares award	$ 620	$ 2,880		21,905					25,405			25,405
Vesting of restricted shares award (in shares)	458,849	2,133,334
Issuance of ordinary shares to the buyer of Morning Star (Note 3)			$ 1	7,799					7,800			7,800
Issuance of ordinary shares to the buyer of Morning Star (Note 3) (in shares)			10,000
Issuance of ordinary shares for conversion of convertible preferred shares	$ 7,587		$ (2)	(7,585)
Issuance of ordinary shares for conversion of convertible preferred shares (in shares)	5,620,000		(12,000)
Disposal of subsidiaries										(1)		(1)
Foreign currency translation adjustment								7	7	$ 1		8
Share based consideration on acquisition of a subsidiary	$ 20,250			8,562					28,812			28,812
Share based consideration on acquisition of a subsidiary (shares)	15,000,000
Issuance of ordinary shares for conversion of convertible notes	$ 24			614					638			638
Issuance of ordinary shares for conversion of convertible notes (shares)	17,971										17,970
Balance at ending at Dec. 31, 2025	$ 28,728	$ 2,930	$ 3	$ 437,639	$ (17,900)	$ 8	$ (431,450)	$ 1,970	$ 21,928			$ 21,928
Balance at ending (in shares) at Dec. 31, 2025	21,279,792	2,170,001	66,666